Mezzanine Classified Noncontrolling Interests (Details)	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended
	Nov. 30, 2014 subsidiary	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 30, 2014 Series A convertible redeemable preferred shares	Nov. 30, 2014 Lede Inc. Investor Series A convertible redeemable preferred shares USD ($) director	Nov. 30, 2014 Lede Inc. Investor Series A convertible redeemable preferred shares CNY	Dec. 31, 2014 Lede Inc. Investor Series A convertible redeemable preferred shares CNY	Nov. 30, 2014 Lede Inc. Investor Series A convertible redeemable preferred shares USD ($)
Mezzanine Classified Noncontrolling Interests [Abstract]
Number of subsidiaries that issued temporary equity	1
Number of Shares issued (in shares)						5,673,796	5,673,796
Number of directors that were issued temporary equity						2	2
Share price (in dollars per share)									$ 3.74
Total consideration						$ 21,200,000	130,400,000
Share-based Compensation Expense		349,277,000	306,308,000	203,018,000				0
Anniversary period from the closing date of the purchase of the temporary equity under which redemption may be demanded if certain conditions fail to be met					1 year